OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Right-of-use assets	36,607	9,327	1,429

Operating lease liabilities - current	16,672	3,710	569
Operating lease liabilities – non-current	31,675	5,807	890
Total operating lease liabilities	48,347	9,517	1,459

Summary of maturity of operating lease liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31, 2020:

	Operating leases
	RMB	US$
2021	3,830	587
2022	3,835	588
2023	2,684	411
Thereafter	—	—
Total	10,349	1,586
Less: imputed interest	(832)	(127)
Present value of lease liabilities	9,517	1,459